UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY              May 4, 2005
-----------------------     --------------------------    ----------------------
   [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       98

Form 13F Information Table Value Total: $155,729
                                         (thousands)


List of Other Included Managers:  None


                                                                       FORM 13F INFORMATION TABLE
             NAME                   TITLE OF       CUSIP                  SHRS OR  SH /PUT/ INVESTMENT/  OTHER    VOTING AUTHORITY
           OF ISSUER                  CLASS        NUMBER      VALUE      PRN AMT  PRN CALL DISCRETION   MGRS   SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                  COMMON       002824100      219,114     4,700  SH        SOLE       NONE    3,700         1,000
ADVO INC.                            COMMON       007585102    3,237,852    86,458  SH        SOLE       NONE   44,626        41,832
AFLAC INC.                           COMMON       001055102   13,350,705   358,312  SH        SOLE       NONE  134,348       223,964
AIR PRODUCTS & CHEMICALS INC.        COMMON       009158106      240,502     3,800  SH        SOLE       NONE    3,800             0
AMERICAN EXPRESS CO                  COMMON       025816109      241,439     4,700  SH        SOLE       NONE    2,600         2,100
AMERICAN INTERNATIONAL GROUP INC.    COMMON       026874107    1,923,503    34,714  SH        SOLE       NONE   16,700        18,014
AMGEN                                COMMON       031162100      341,343     5,864  SH        SOLE       NONE      800         5,064
ANHEUSER BUSCH COS. INC.             COMMON       035229103    1,610,123    33,976  SH        SOLE       NONE   14,192        19,784
ARCHER DANIELS MIDLAND               COMMON       039483102    2,280,508    92,779  SH        SOLE       NONE   63,969        28,810
ASHLAND INC                          COMMON       044204105      867,192    12,853  SH        SOLE       NONE   12,853             0
BJS WHSL CLUB INC.                   COMMON       05548J106    1,502,465    48,373  SH        SOLE       NONE   21,900        26,473
BP PLC                              SPON ADR      055622104      957,902    15,351  SH        SOLE       NONE    1,244        14,107
BT GROUP PLC ADR                     COMMON       05577E101    3,187,239    81,850  SH        SOLE       NONE   33,400        48,450
BAKER HUGHES INC                     COMMON       057224107    8,669,989   194,875  SH        SOLE       NONE   93,550       101,325
BECTON DICKINSON & CO.               COMMON       075887109      255,880     4,380  SH        SOLE       NONE    4,100           280
CADBURY SCHWEPPES PLC                  ADR        127209302      575,783    14,147  SH        SOLE       NONE    8,374         5,773
CARNIVAL CORP.                     PAIRED CTF     143658300      958,485    18,500  SH        SOLE       NONE   14,000         4,500
CHESAPEAKE ENERGY CORP.              COMMON       165167107    2,373,162   108,166  SH        SOLE       NONE   40,400        67,766
CHUBB CORP.                          COMMON       171232101    2,393,954    30,200  SH        SOLE       NONE   16,500        13,700
CHURCH & DWIGHT INC.                 COMMON       171340102      587,064    16,551  SH        SOLE       NONE    1,650        14,901
CINCINNATI FINANCIAL CORP.           COMMON       172062101      227,034     5,466  SH        SOLE       NONE        0         5,466
CITIGROUP INC.                       COMMON       172967101      470,612    10,472  SH        SOLE       NONE    5,526         4,946
COMCAST CORP. CL A                   COMMON       20030N200      300,960     9,000  SH        SOLE       NONE        0         9,000
COMCAST CORP.                        COMMON       20030N101      360,027    10,658  SH        SOLE       NONE    1,075         9,583
CORNING INC.                         COMMON       219350105      262,668    23,600  SH        SOLE       NONE   20,000         3,600
COVENTRY HEALTH CARE                 COMMON       222862104      240,194     3,525  SH        SOLE       NONE    1,791         1,734
DIAGEO PLC                        SPON ADR NEW    25243Q205      204,840     3,600  SH        SOLE       NONE    3,600             0
E I DUPONT DE NEMOURS CO             COMMON       263534109      318,918     6,224  SH        SOLE       NONE        0         6,224
ECHOSTAR COMMUNICATIONS               CL A        278762109    1,177,313    40,250  SH        SOLE       NONE   28,000        12,250
ENSCO INTERNATIONAL                  COMMON       26874Q100    1,559,124    41,400  SH        SOLE       NONE   18,500        22,900
EL PASO CORPORATION                  COMMON       28336L109      476,100    45,000  SH        SOLE       NONE   45,000             0
ERICSSON L M TEL CO.              ADR B SEK 10    294821608    2,544,373    90,226  SH        SOLE       NONE   22,440        67,786
EXXON MOBIL CORP.                    COMMON       30231G102    2,741,004    45,990  SH        SOLE       NONE    7,224        38,766
FEDERAL NAT MTG ASSN.                COMMON       313586109      858,949    15,775  SH        SOLE       NONE    8,050         7,725
FEDERAL HOME LN MTG CORP             COMMON       313400301    2,243,600    35,500  SH        SOLE       NONE   15,800        19,700
GENERAL ELECTRIC CO.                 COMMON       369604103    5,068,161   140,548  SH        SOLE       NONE   35,500       105,048
GLOBALSANTAFE CORP.                    SHS        G3930E101    2,337,224    63,100  SH        SOLE       NONE   30,000        33,100
GRANT PRIDECO INC.                   COMMON       38821G101    2,000,448    82,800  SH        SOLE       NONE   35,300        47,500
GRUPO TELEVISA SA                SP ADR REP ODR   40049J206      870,240    14,800  SH        SOLE       NONE    9,450         5,350
HSBC HOLDINGS PLC                 SPON ADR NEW    404280406    3,721,081    46,865  SH        SOLE       NONE   24,800        22,065
IMPAX LABORATORIES INC               COMMON       45256B101      323,056    20,191  SH        SOLE       NONE        0        20,191
INTL BUSINESS MACHINES               COMMON       459200101    1,527,691    16,718  SH        SOLE       NONE   13,550         3,168
INTERNATIONAL PAPER CO.              COMMON       460146103      720,127    19,574  SH        SOLE       NONE   19,495            79
ISHARES INC                        MSCI JAPAN     464286848    5,299,548   505,200  SH        SOLE       NONE  214,800       290,400
ISHARES INC                      MSCI HONG KONG   464286871    2,554,069   221,900  SH        SOLE       NONE   89,500       132,400
ITT INDUSTRIES INC                   COMMON       450911102      207,552     2,300  SH        SOLE       NONE    2,300             0
J.P. MORGAN CHASE & CO.              COMMON       46625H100    2,930,378    84,693  SH        SOLE       NONE   54,916        29,777
JETBLUE AIRWAYS CORP.                COMMON       477143101    1,886,864    99,100  SH        SOLE       NONE   37,000        62,100
JOHNSON & JOHNSON                    COMMON       478160104      209,472     3,119  SH        SOLE       NONE    1,800         1,319
KIMCO REALTY CORP.                   COMMON       49446R109    4,697,924    87,160  SH        SOLE       NONE        0        87,160
LOCKHEED MARTIN CORP.                COMMON       539830109    2,903,769    47,556  SH        SOLE       NONE   17,700        29,856
LUCENT TECHNOLOGIES                  COMMON       549463107       35,965    13,078  SH        SOLE       NONE   10,000         3,078
MEDCO HEALTH SOLUTIONS               COMMON       58405U102      278,484     5,618  SH        SOLE       NONE    1,891         3,727
MERCK & CO. INC.                     COMMON       589331107      607,973    18,782  SH        SOLE       NONE    8,000        10,782
MICROSOFT CORP.                      COMMON       594918104      408,473    16,900  SH        SOLE       NONE   15,600         1,300
MITSUBISHI TOKYO FINANCIAL           COMMON       606816106    3,292,190   380,600  SH        SOLE       NONE  143,500       237,100
MORGAN STANLEY                       COMMON       617446448    2,058,825    35,962  SH        SOLE       NONE   19,962        16,000
MOTOROLA INC.                        COMMON       620076109      724,024    48,365  SH        SOLE       NONE   17,100        31,265
NABORS INDUSTRIES LTD                  SHS        G6359F103    2,477,966    41,900  SH        SOLE       NONE   13,400        28,500
NEWS CORP                             CL A        65248E104      133,127     7,868  SH        SOLE       NONE    7,864             4
NEWS CORP                             CL B        65248E203      352,200    20,000  SH        SOLE       NONE   20,000             0
OPSWARE INC.                         COMMON       68383A101    2,044,908   396,300  SH        SOLE       NONE  172,800       223,500
ORACLE SYSTEMS CORP.                 COMMON       68389X105    2,669,472   213,900  SH        SOLE       NONE  104,900       109,000
PARKER HANNIFAN CORP.                COMMON       701094104      265,002     4,350  SH        SOLE       NONE    4,350             0
PEPSICO INC.                         COMMON       713448108    1,410,598    26,600  SH        SOLE       NONE   15,000        11,600
PFIZER INC.                          COMMON       717081103    1,246,380    47,445  SH        SOLE       NONE   14,000        33,445
PITNEY BOWES INC.                    COMMON       724479100      493,297    10,933  SH        SOLE       NONE    9,000         1,933
PROCTER & GAMBLE CO.                 COMMON       742718109      357,750     6,750  SH        SOLE       NONE    2,000         4,750
QUALCOMM INC                         COMMON       747525103      879,120    24,000  SH        SOLE       NONE    9,900        14,100
REDWOOD TR INC                       COMMON       758075402      307,080     6,000  SH        SOLE       NONE    6,000             0
ROYAL BANK OF CANADA                 COMMON       780087102      220,142     3,616  SH        SOLE       NONE    3,616             0
ROYAL DUTCH PETROLEUM             NY REG EVR 56   780257804    3,058,378    50,939  SH        SOLE       NONE   13,000        37,939
SCHLUMBERGER LTD.                    COMMON       806857108    1,510,668    21,434  SH        SOLE       NONE    8,714        12,720
SCIENTIFIC ATLANTA INC.              COMMON       808655104      310,843    11,015  SH        SOLE       NONE    7,000         4,015
SIEBEL SYSTEMS INC                   COMMON       826170102      497,585    54,500  SH        SOLE       NONE   20,500        34,000
SOFTWARE HOLDERS TR              DEPOSITRY RCPT   83404B103      696,800    20,000  SH        SOLE       NONE   10,000        10,000
SONUS NETWORKS INC.                  COMMON       835916107      899,304   212,100  SH        SOLE       NONE  110,600       101,500
SPDR TR                            UNIT SER 1     78462F103    4,340,928    36,800  SH        SOLE       NONE   17,100        19,700
SUBURBAN PROPANE PARTNERS        UNIT LTD PARTN   864482104      206,640     6,000  SH        SOLE       NONE        0         6,000
TECHNE CORP.                         COMMON       878377100    1,615,236    40,200  SH        SOLE       NONE    5,500        34,700
TELEFLEX INC.                        COMMON       879369106      332,670     6,500  SH        SOLE       NONE        0         6,500
TELEFONICA S A                      SPON ADR      879382208    1,659,142    31,925  SH        SOLE       NONE   17,836        14,089
3M COMPANY                           COMMON       88579Y101      351,672     4,104  SH        SOLE       NONE        0         4,104
TELIK INC                            COMMON       87959M109      377,000    25,000  SH        SOLE       NONE   10,500        14,500
TIME WARNER INC.                     COMMON       887317105      554,387    31,589  SH        SOLE       NONE   20,150        11,439
TOOTSIE ROLL INDS. INC.              COMMON       890516107      688,081    22,936  SH        SOLE       NONE    8,550        14,386
TRANSOCEAN                             ORD        G90078109      330,167     6,416  SH        SOLE       NONE    1,917         4,499
TYCO INTERNATIONAL LTD.              COMMON       902124106    4,379,804   129,580  SH        SOLE       NONE   67,180        62,400
UNILEVER N V                       NY SHS NEW     904784709    3,309,475    48,370  SH        SOLE       NONE   17,230        31,140
UST INC.                             COMMON       902911106    1,264,582    24,460  SH        SOLE       NONE   11,300        13,160
UNITED TECHNOLOGIES COMPANY          COMMON       913017109      340,561     3,350  SH        SOLE       NONE    3,350             0
VASOGEN INC.                         COMMON       92232F103    1,717,200   424,000  SH        SOLE       NONE  195,700       228,300
VERIZON COMMUNICATION                COMMON       92343V104    2,348,716    66,161  SH        SOLE       NONE   29,159        37,002
WACHOVIA CORP.                       COMMON       929903102    3,034,847    59,612  SH        SOLE       NONE   20,624        38,988
WAL MART STORES INC.                 COMMON       931142103    1,315,388    26,250  SH        SOLE       NONE   11,950        14,300
WALT DISNEY CO.                      COMMON       254687106    2,673,556    93,058  SH        SOLE       NONE   33,603        59,455
WYETH                                COMMON       983024100      272,905     6,470  SH        SOLE       NONE        0         6,470
XL CAPITAL LTD                        CL A        G98255105      361,850     5,000  SH        SOLE       NONE    5,000             0


02322.0001 #568074